Commitments and Contingencies (Additional Information) (Details) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 28, 2013	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2025	Apr. 30, 2023
Commitments and Contingencies [Line Items]
Royalty expenses		$ 100,000		$ 100,000		$ 200,000	$ 100,000	$ 300,000	$ 26,000
Finance lease liabilities								$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Derivative Liability, Noncurrent				Derivative Liability, Noncurrent		Derivative Liability, Noncurrent
Lease Expense		$ 300,000		$ 300,000		$ 800,000	800,000	$ 1,000,000	1,100,000
Additional ROU assets		1,683,000				1,683,000		2,225,000	2,943,000		$ 2,500,000
Corresponding lease liabilities		918,000				918,000		1,523,000	2,237,000		$ 2,500,000
Implementation fee of first year						1,200,000
Implementation fee of second and third year						1,300,000
Selling Expense						72,000
GLOPERBA [Member]
Commitments and Contingencies [Line Items]
Due From Related Party								500,000
Former Employee [Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment						3,500,000		3,500,000
Former Employee One[Member]
Commitments and Contingencies [Line Items]
Agreement settlement payment						$ 2,500,000		$ 2,500,000
Epoladerm [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale								6.00%
Probudur [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale						6.00%		6.00%
Envelta [Member]
Commitments and Contingencies [Line Items]
Percentage on net sale								6.00%
Product Development Agreement [Member]
Commitments and Contingencies [Line Items]
Accrued royalty payables		3,600,000				$ 3,600,000		$ 2,200,000
Product Development Agreement [Member] | Developers [Member]
Commitments and Contingencies [Line Items]
Royalty expenses			$ 1,900,000		$ 2,200,000	4,200,000	6,900,000	9,900,000	8,500,000
Accrued royalty payables								4,000,000	2,400,000
Agreement maturity date	Oct. 02, 2028
Agreement maturity renewal description	The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon six months’ written notice.		The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon six-months’ written notice.
Product Development Agreement [Member] | Developers [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	25.00%
Product Development Agreement [Member] | Developers [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years	35.00%
Product Development Agreement [Member] | Scilex Pharma [Member]
Commitments and Contingencies [Line Items]
Royalty expenses					$ 2,800,000	4,600,000	$ 7,200,000	$ 8,300,000	$ 8,300,000
Non-cancelable Lease Agreements [Member] | Minimum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term			2 years					2 years 9 months 18 days
Operating lease, lease term			3 years					3 years
Non-cancelable Lease Agreements [Member] | Maximum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, lease term			5 years					5 years
Investment Agreement [Member]
Commitments and Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability		0				0				$ 2,500,000
Business Combination, Contingent Consideration, Asset		$ 0				$ 0